Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

	December 31
	2024	2023
	€ in thousands
Cash	41,130	21,093
On call deposits	4	30,034
Cash and cash equivalents	41,134	51,127

Cash and cash equivalents in the statement of cash flows	41,134	51,127

The Company’s exposure to credit, interest rate and currency risks, and a sensitivity analysis for financial assets, are included in Note 21 regarding financial instruments.